Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Transactions And Balances
Schedule of transactions with related parties
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	285	234	307
Management fees, consulting fees and bonuses to interested parties hired by the Company	185	344	166
Compensation to directors who are not employed by the Company	66	57	36

Schedule of compensation to key management personnel
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll and other short-term benefits	1,573	1,073	703
Bonuses and Commissions	146	178	-
Advisory fees	-	73	246
Management fees	185	222	166
Share-based payments	219	665	1,291
	2,123	2,211	2,406